CONVERTIBLE NOTE, NET (Tables)	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Summary of warrants activity

A summary of warrants activity for the six months ended March 31, 2021 and 2022 was as follows. The number of ADS were retroactively adjusted to reflect the stock split of ADS effective on March 7, 2022.

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of September 30, 2020	21,913	4.84 years
Grants of Warrants on October 14, 2020	963	5 years	October 14, 2025
Grants of Warrants on October 20, 2020	2,770	5 years	October 20, 2025
Grants of Warrants on October 29, 2020	3,124	5 years	October 29, 2025
Grants of Warrants on December 15, 2020	5,744	5 years	December 15, 2025
Grants of Warrants on February 25, 2021	4,630	5 years	February 25, 2026
Balance of warrants outstanding as of March 31, 2021	39,144	4.50 years

Balance of warrants outstanding as of September 30, 2021	58,627	4.25 years
Grants of Warrants on October 19, 2021	1,705	5 years	October 19, 2026
Grants of Warrants on November 1, 2021	2,184	5 years	November 1, 2026
Grants of Warrants on November 29, 2021	1,939	5 years	November 29, 2026
Grants of Warrants on December 10, 2021	2,127	5 years	December 10, 2026
Grants of Warrants on January 6, 2022	3,801	5 years	January 6, 2027
Grants of Warrants on January 27, 2022	13,385	5 years	January 27, 2027
Grants of Warrants on March 1, 2022	7,412	5 years	March 1, 2027
Grants of Warrants on March 31, 2022	8,031	5 years	March 31, 2027
Balance of warrants outstanding as of March 31, 2022	99,211	4.14 years

Summary of key assumption used in estimates of warrants

The key assumption used in estimates are as follows. The exercise prices were retroactively adjusted to reflect the stock split of ADS effective on March 7, 2022.

	July 29, 2020	September 25, 2020	October 14, 2020	October 20, 2020	October 29, 2020	December 15, 2020	February 25, 2021	April 7, 2021	May 18, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	57.3090	51.1070	46.5205	43.3265	38.4150	25.8380	17.7090	16.6355	10.1560
Risk free rate of interest	0.21%	0.21%	0.29%	0.29%	0.29%	0.28%	0.58%	0.61%	0.69%
Dividend yield	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	39.0%	39.0%	39.0%	39.0%	40.0%	41.0%	40.0%	40.0%

	June 21, 2021	July 13, 2021	July 30, 2021	September 8, 2021	September 30, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months
Exercise price	10.1560	8.0360	8.0360	5.9720	5.9720
Risk free rate of interest	0.69%	0.52%	0.52%	0.76%	0.76%
Dividend yield	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	40.0%	40.0%	40.0%	40.0%

	October 11, 2021	November 1, 2021	November 11, 2021	December 10, 2022	January 6, 2022	January 27, 2022	March 1, 2022	March 31, 2022
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	4.5744	4.2757	4.0013	3.5739	3.2626	2.8391	2.5636	2.3658
Risk free rate of interest	1.17%	1.24%	1.24%	1.55%	1.55%	1.55%	1.96%	1.96%
Dividend yield	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.9%	40.8%	40.8%	41.5%	41.5%	41.5%	42.2%	42.2%